Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 10,277,727	R$ 9,215,560
Distribution Concession Agreement 1 [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	7,257,827	6,596,184
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	2,252,615	2,473,858	R$ 553,840
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible Assets	726,107	96,145	132,366
Other [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 41,178	R$ 49,373	R$ 39,863